Loans (Activity In Accretion Of Acquired Loans) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Loans [Abstract]
Balance at beginning of period	$ 8,133		$ 14,007
Accretion	(2,644)	[1]	(3,335)	[1]
Disposals	(1,048)	[2]	(2,539)	[2]
Balance at end of period	4,441		8,133
Reclassifications to other real estate owned	$ 85

[1]	Accretion amounts are reported in interest income.
[2]	Disposals represent the reduction of purchase accounting adjustments due to the resolution of acquired loans at amounts less than the contractually-owed receivable. Of the 2013 amount, $85 thousand relates to loans reclassified as OREO.